Cover	Jul. 31, 2020
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	Enviva Partners, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37363
Entity Tax Identification Number	46-4097730
Entity Address, Address Line One	7200 Wisconsin Ave,
Entity Address, Address Line Two	Suite 1000
Entity Address, Postal Zip Code	20814
Entity Address, City or Town	Bethesda,
Entity Address, State or Province	MD
City Area Code	(301)
Local Phone Number	657-5600
Title of 12(b) Security	Common Units
Trading Symbol	EVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001592057
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Initial Report to provide financial statements of Georgia Biomass and its wholly owned subsidiary, Enviva Pellets Waycross, LLC, a Delaware limited liability company, f.k.a. Georgia Biomass, LLC (“Subsidiary”), and the pro forma financial statements of the Partnership required by Item 9.01 of Form 8-K. No other modifications to the Initial Report are being made by this Amendment.